Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Utility Operations	$ 14,091,000,000	$ 13,687,000,000	$ 12,733,000,000
Other Revenues	1,025,000,000	740,000,000	756,000,000
TOTAL REVENUES	15,116,000,000	14,427,000,000	13,489,000,000
Expenses
Fuel and Other Consumables Used for Electric Generation	4,421,000,000	4,029,000,000	3,478,000,000
Purchased Electricity for Resale	1,191,000,000	1,000,000,000	1,053,000,000
Other Operation	2,868,000,000	3,132,000,000	2,620,000,000
Maintenance	1,236,000,000	1,142,000,000	1,205,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
Depreciation and Amortization	1,655,000,000	1,641,000,000	1,597,000,000
Taxes Other Than Income Taxes	824,000,000	820,000,000	765,000,000
TOTAL EXPENSES	12,334,000,000	11,764,000,000	10,718,000,000
OPERATING INCOME (LOSS)	2,782,000,000	2,663,000,000	2,771,000,000
Other Income (Expense):
Interest and Investment Income	27,000,000	38,000,000	11,000,000
Carrying Costs Income	393,000,000	70,000,000	47,000,000
Allowance for Equity Funds Used During Construction	98,000,000	77,000,000	82,000,000
Interest Expense	(933,000,000)	(999,000,000)	(973,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,367,000,000	1,849,000,000	1,938,000,000
Income Tax Expense (Credit)	818,000,000	643,000,000	575,000,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	27,000,000	12,000,000	7,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	1,576,000,000	1,218,000,000	1,370,000,000
EXTRAORDINARY ITEMS, NET OF TAX	373,000,000	0	(5,000,000)
NET INCOME (LOSS)	1,949,000,000	1,218,000,000	1,365,000,000
Net Income Attributable to Noncontrolling Interests	3,000,000	4,000,000	5,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,946,000,000	1,214,000,000	1,360,000,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	5,000,000	3,000,000	3,000,000
Earnings Attributable To Common Shareholders	1,941,000,000	1,211,000,000	1,357,000,000
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	482,169,282	479,373,306	458,677,534
Earnings per Share Before Extraordinary Items	$ 3.25	$ 2.53	$ 2.97
Extraordinary Items, Net of Tax	$ 0.77	$ 0	$ (0.01)
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.02	$ 2.53	$ 2.96
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	482,460,328	479,601,442	458,982,292
Earnings per Share Before Extraordinary Items	$ 3.25	$ 2.53	$ 2.97
Extraordinary Items, Net of Tax	$ 0.77	$ 0	$ (0.01)
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.02	$ 2.53	$ 2.96
CASH DIVIDENDS DECLARED PER SHARE	$ 1.85	$ 1.71	$ 1.64
Appalachian Power Co [Member]
Revenues
Utility Operations	2,835,481,000	2,950,183,000	2,604,494,000
Sales to AEP Affiliates	359,802,000	316,207,000	263,389,000
Other Revenues	9,942,000	8,713,000	8,772,000
TOTAL REVENUES	3,205,225,000	3,275,103,000	2,876,655,000
Expenses
Fuel and Other Consumables Used for Electric Generation	759,684,000	663,422,000	547,266,000
Purchased Electricity for Resale	305,647,000	257,349,000	246,742,000
Purchased Electricity from AEP Affiliates	819,182,000	917,616,000	803,116,000
Other Operation	316,995,000	429,107,000	266,763,000
Maintenance	197,002,000	211,486,000	274,543,000
Depreciation and Amortization	270,529,000	304,192,000	273,506,000
Taxes Other Than Income Taxes	106,606,000	110,908,000	92,194,000
TOTAL EXPENSES	2,775,645,000	2,894,080,000	2,504,130,000
OPERATING INCOME (LOSS)	429,580,000	381,023,000	372,525,000
Other Income (Expense):
Interest Income	5,016,000	1,477,000	1,403,000
Carrying Costs Income	13,433,000	33,080,000	22,761,000
Allowance for Equity Funds Used During Construction	9,212,000	2,967,000	7,000,000
Interest Expense	(204,623,000)	(207,649,000)	(202,426,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	252,618,000	210,898,000	201,263,000
Income Tax Expense (Credit)	89,860,000	74,230,000	45,449,000
NET INCOME (LOSS)	162,758,000	136,668,000	155,814,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,745,000	900,000	900,000
Earnings Attributable To Common Shareholders	161,013,000	135,768,000	154,914,000
Indiana Michigan Power Co [Member]
Revenues
Utility Operations	1,770,447,000	1,735,338,000	1,685,308,000
Sales to AEP Affiliates	320,184,000	330,951,000	196,151,000
Other Revenues - Affiliated	109,053,000	114,070,000	110,143,000
Other Revenues	15,086,000	15,368,000	193,422,000
TOTAL REVENUES	2,214,770,000	2,195,727,000	2,185,024,000
Expenses
Fuel and Other Consumables Used for Electric Generation	472,080,000	465,482,000	409,845,000
Purchased Electricity for Resale	121,375,000	128,369,000	128,508,000
Purchased Electricity from AEP Affiliates	353,484,000	327,335,000	337,308,000
Other Operation	540,595,000	560,346,000	500,672,000
Maintenance	229,883,000	222,406,000	218,036,000
Depreciation and Amortization	133,394,000	136,443,000	134,690,000
Taxes Other Than Income Taxes	82,303,000	80,431,000	75,262,000
TOTAL EXPENSES	1,933,114,000	1,920,812,000	1,804,321,000
OPERATING INCOME (LOSS)	281,656,000	274,915,000	380,703,000
Other Income (Expense):
Interest Income	2,048,000	3,389,000	5,776,000
Allowance for Equity Funds Used During Construction	15,395,000	15,678,000	12,013,000
Interest Expense	(97,665,000)	(104,465,000)	(101,145,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	201,434,000	189,517,000	297,347,000
Income Tax Expense (Credit)	51,760,000	63,426,000	81,037,000
NET INCOME (LOSS)	149,674,000	126,091,000	216,310,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	626,000	339,000	339,000
Earnings Attributable To Common Shareholders	149,048,000	125,752,000	215,971,000
Ohio Power Co [Member]
Revenues
Utility Operations	4,406,814,000	4,222,461,000	3,875,595,000
Sales to AEP Affiliates	977,999,000	991,285,000	921,089,000
Other Revenues - Affiliated	27,903,000	21,069,000	23,457,000
Other Revenues	18,395,000	20,301,000	15,592,000
TOTAL REVENUES	5,431,111,000	5,255,116,000	4,835,733,000
Expenses
Fuel and Other Consumables Used for Electric Generation	1,597,410,000	1,488,474,000	1,286,718,000
Purchased Electricity for Resale	300,653,000	286,835,000	263,385,000
Purchased Electricity from AEP Affiliates	515,613,000	386,618,000	288,115,000
Other Operation	754,109,000	795,129,000	675,785,000
Maintenance	393,943,000	346,745,000	350,880,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Depreciation and Amortization	545,376,000	513,168,000	496,470,000
Taxes Other Than Income Taxes	399,479,000	393,537,000	369,461,000
TOTAL EXPENSES	4,596,407,000	4,210,506,000	3,730,814,000
OPERATING INCOME (LOSS)	834,704,000	1,044,610,000	1,104,919,000
Other Income (Expense):
Interest Income	7,069,000	2,567,000	2,238,000
Carrying Costs Income	53,345,000	31,796,000	18,354,000
Allowance for Equity Funds Used During Construction	5,549,000	5,949,000	6,094,000
Interest Expense	(221,977,000)	(242,000,000)	(241,134,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	678,690,000	842,922,000	890,471,000
Income Tax Expense (Credit)	213,697,000	301,306,000	310,195,000
NET INCOME (LOSS)	464,993,000	541,616,000	580,276,000
Net Income Attributable to Noncontrolling Interests	0	0	2,042,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	464,993,000	541,616,000	578,234,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,259,000	881,000	889,000
Earnings Attributable To Common Shareholders	463,734,000	540,735,000	577,345,000
Public Service Co Of Oklahoma [Member]
Revenues
Utility Operations	1,345,551,000	1,246,916,000	1,075,014,000
Sales to AEP Affiliates	14,192,000	23,528,000	45,756,000
Other Revenues	3,645,000	3,218,000	3,980,000
TOTAL REVENUES	1,363,388,000	1,273,662,000	1,124,750,000
Expenses
Fuel and Other Consumables Used for Electric Generation	465,546,000	373,317,000	310,168,000
Purchased Electricity for Resale	163,550,000	187,106,000	180,055,000
Purchased Electricity from AEP Affiliates	50,092,000	46,013,000	19,331,000
Other Operation	201,247,000	222,396,000	185,575,000
Maintenance	104,732,000	115,788,000	108,020,000
Depreciation and Amortization	95,915,000	104,929,000	110,149,000
Taxes Other Than Income Taxes	41,295,000	42,121,000	41,144,000
TOTAL EXPENSES	1,122,377,000	1,091,670,000	954,442,000
OPERATING INCOME (LOSS)	241,011,000	181,992,000	170,308,000
Other Income (Expense):
Interest Income	596,000	308,000	1,879,000
Carrying Costs Income	4,033,000	3,145,000	4,642,000
Allowance for Equity Funds Used During Construction	1,317,000	804,000	1,787,000
Interest Expense	(54,700,000)	(63,362,000)	(59,093,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	192,257,000	122,887,000	119,523,000
Income Tax Expense (Credit)	67,629,000	50,100,000	43,921,000
NET INCOME (LOSS)	124,628,000	72,787,000	75,602,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	434,000	200,000	212,000
Earnings Attributable To Common Shareholders	124,194,000	72,587,000	75,390,000
Southwestern Electric Power Co [Member]
Revenues
Utility Operations	1,594,192,000	1,469,514,000	1,315,056,000
Sales to AEP Affiliates	57,615,000	51,870,000	29,318,000
Lignite Revenues - Nonaffiliated	0	0	43,239,000
Other Revenues	2,019,000	2,150,000	1,689,000
TOTAL REVENUES	1,653,826,000	1,523,534,000	1,389,302,000
Expenses
Fuel and Other Consumables Used for Electric Generation	626,599,000	587,058,000	495,928,000
Purchased Electricity for Resale	152,645,000	125,064,000	127,170,000
Purchased Electricity from AEP Affiliates	11,808,000	23,707,000	42,712,000
Other Operation	224,068,000	245,504,000	249,792,000
Maintenance	140,981,000	103,352,000	105,602,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Depreciation and Amortization	133,229,000	126,901,000	145,144,000
Taxes Other Than Income Taxes	65,239,000	63,151,000	60,442,000
TOTAL EXPENSES	1,403,569,000	1,274,737,000	1,226,790,000
OPERATING INCOME (LOSS)	250,257,000	248,797,000	162,512,000
Other Income (Expense):
Interest Income	2,076,000	579,000	1,286,000
Allowance for Equity Funds Used During Construction	48,731,000	45,646,000	46,737,000
Interest Expense	(81,781,000)	(86,538,000)	(70,500,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	219,283,000	208,484,000	140,035,000
Income Tax Expense (Credit)	56,903,000	64,214,000	17,511,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	2,746,000	2,414,000	4,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	165,126,000	146,684,000	122,528,000
EXTRAORDINARY ITEMS, NET OF TAX	0	0	(5,325,000)
NET INCOME (LOSS)	165,126,000	146,684,000	117,203,000
Net Income Attributable to Noncontrolling Interests	3,841,000	4,093,000	3,130,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	161,285,000	142,591,000	114,073,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	579,000	229,000	229,000
Earnings Attributable To Common Shareholders	$ 160,706,000	$ 142,362,000	$ 113,844,000